Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2017	December 31, 2016
Trade accounts payable and accrued liabilities	$87.3	$75.6
Royalties payable	4.9	3.6
Interest payable	—	6.1
Share-based compensation liability	4.5	6.8
Derivative liabilities (note 17)	0.1	2.4
	$96.8	$94.5